Supplementary Information on Oil and Gas Exploration and Production (Unaudited) - Summary of Results of Operations from Oil and Gas Producing Activities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Results of Operations for Oil and Gas Producing Activities, by Geographic Area [Line Items]
Revenues	$ 67,949	$ 50,556	$ 57,938	$ 59,233	$ 58,275
Additional Revenues of Gas Extraction Services					11,892
Total Revenues	67,949	50,556	57,938	59,233	70,167
Production Costs	(28,097)	(24,645)	(25,976)	(16,257)	(16,692)
Costs of Labor	(2,008)	(1,767)	(1,660)	(1,602)	(1,715)
Repairs and Maintenance	(2,076)	(1,563)	(1,828)	(958)	(1,024)
Materials, supplies, and fuel consumed and supplies utilize	(10,253)	(9,540)	(10,775)	(6,486)	(7,103)
External services, insurances, security and others	(6,634)	(6,388)	(6,938)	(3,605)	(3,297)
Operation office and staff expenses	(7,126)	(5,388)	(4,776)	(3,607)	(3,553)
Additional Natural Gas supply costs after price adjustment					(14,843)
Royalties	(15,016)	(7,402)	(7,982)
DD&A Expenses	(19,851)	(17,223)	(16,931)	(13,672)	(13,811)
Income (loss) before income taxes	4,984	1,286	7,048	29,304	24,821
Income tax expense	(1,470)	(373)	(1,974)	(8,791)	(7,446)
Results of operations from producing activities	$ 3,514	$ 913	$ 5,075	$ 20,513	$ 17,375
Percentage of income before income tax	29.50%	27.00%	28.00%	30.00%